Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Note 11: Commitments and contingencies
Legal contingencies
On April 12, 2018, a class-action lawsuit was filed against
DDI-US
demanding a return of unfair benefit under the pretext that the Company’s social casino games are not legal in the State of Washington, United States. Similar class-action lawsuits were concurrently filed with certain of our competitors, certain of which, announced settlements which the court has recently approved.
In August 2018, we filed a Motion to Compel Arbitration, which was denied and immediately appealed in December 2018. We were granted a Motion to Stay pending appeal in February 2019. In October 2019, a court date was issued and subsequently abated as the Ninth Circuit Appeals court hears the oral arguments and a resolution of appeal is determined in a similar case with one of our competitors. On January 29, 2020, the Ninth Circuit affirmed the District Court’s denial of arbitration, thereby denying our appeal to compel arbitration. The case is now in District Court. On June 17, 2020, we filed a motion in the United States District Court for the Western District of Washington, which, if granted, would certify certain questions of state law to the Washington State Supreme Court for interpretation in accordance with applicable state law. On August 11, 2020, the District Court denied
DDI-US’s
motion to certify certain questions to the Washington State Supreme Court. We subsequently filed a motion for reconsideration of this ruling. On August 13, 2020,
DDI-US
filed a motion to strike the plaintiffs’ nationwide class allegations, which was noted for consideration on October 2, 2020. On September 10, 2020,
DDI-US
filed a motion to dismiss under Fed. R. Civ P. 12 (B)(1) and a motion to abstain asking the District Court to stay this lawsuit pending the resolution of a Declaratory Judgment action filed by
DDI-US
(and IGT) in the Washington State Superior Court seeking a ruling on certain relevant issues under Washington state law, which was noted for consideration on October 2, 2020. No date for a hearing on these motions has been set. Additional discovery has continued, including but not limited to, our issuance of discovery to plaintiffs. On January 15, 2021, our motion for reconsideration was denied. On February 25, 2021, plaintiffs filed a motion for class certification and for preliminary injunction. On March 19, 2021, our motion to strike the nationwide class allegations was denied. Discovery in the federal court case has commenced and is continuing. On April 25, 2021, plaintiffs filed their Second Amended Complaint, changing their allegations to include an additional corporate entity of co-defendant,
IGT.
DDI-US
served plaintiffs with its expert disclosures and filed an Opposition to Plaintiffs’ Motion for Class Certification and Preliminary Injunction on May 11, 2021. On June 29, 2021, the court denied the Company’s motion for the certification of an interlocutory appeal from the court’s order denying the Company’s Motion to Strike Nationwide Class Action Allegations. On July 9, 2021, Double Down moved for relief from the upcoming settlement deadline and dispositive motions deadline. On July 19, 2021, the court extended the discovery completion and settlement conference deadlines to August 24, 2021 and September 7, 2021, respectively, and struck all subsequent case management deadlines, including the dispositive motion deadline and the trial date. The court stated in its July 19, 2021 order that it would reset case management deadlines after various motions, including plaintiffs’ motion for class certification and preliminary injunction, and Double Down’s renewed motion to stay pending arbitration, have been decided. On August 19, 2021, plaintiffs filed a motion for sanctions and request for evidentiary hearing, regarding alleged spoliation of electronic documents by Double Down. Double Down disputes the allegations and has responded. The parties have filed various other motions and engaged in discovery, including depositions and expert discovery.
IGT tendered its defense of the lawsuit to Double Down and sought indemnity for any damages from the lawsuit, based on various agreements associated with IGT’s sale of Double Down. Double Down had previously tendered its defense to IGT and sought indemnity from it. The parties entered into a standstill or tolling agreement, which expired on September 1, 2021, and was extended by agreement until October 1, 2021.
The case is subject to significant uncertainties. In determining the likelihood of a loss and/or the measurement of any loss or range of loss, we evaluated (1) the facts and circumstances known to us, including information regarding the likelihood of a settlement and the outcome of discussions relating to indemnification by co-defendants,
(2) the current state of the proceedings, including outstanding motions for certification of a class, or denial thereof, and other relevant events and developments, (3) the advice and analyses of counsel and other advisors, and (4) the assumptions and judgment of management, all of which involve a series of complex judgments about potential future events with multiple outcomes. In accordance with ASC
450-20,
the Company has recorded a charge for this loss contingency during 2021, which is included in General and Administrative Expenses, reflecting the low end of the reasonably possible range of loss of $3.5 million to $201.5 million. The Company will continue to evaluate the appropriateness of the amount recorded as the litigation proceeds over time, potentially resulting in a material adjustment thereto.
We have incurred and expect to continue to incur significant expense defending the
Benson
lawsuit, and we may incur in the future significant expense with respect to any other lawsuits to which we may become a party. In general, subject to certain terms and conditions, insurance coverage for our litigation expenses and losses arising out of legal proceedings is assessed by our insurers on a case by case basis and there can be no guarantee that coverage will be available in any particular case. However, in connection with the
Benson
lawsuit, our insurer will not cover such expenses or any losses that could arise for any settlement amount or damages award.
The resolution of the
Benson
lawsuit, whether through the court or through settlement, could have a material adverse effect on our operating results and financial condition. The Company has recorded a charge to income for this litigation, which is included in general and administrative expenses. However, the Company may experience a loss in excess of the amount recorded, which could be material; the ultimate outcome cannot be known at this time due to the significant incomplete, uncertain, and unknown variables inherent with this stage of the pending litigation. The amount recorded represents management’s estimate, in accordance with applicable accounting standards, of the low end of the reasonably possible range of loss of $3.5 million to $201.5 million. Management will continue to evaluate the reasonably possible range of loss and the amount recorded as the litigation proceeds over time, potentially resulting in a material adjustment thereto. As noted above, our operating results and financial condition could be materially adversely impacted by the resolution of the
Benson
case. We continue to dispute any allegation of wrongdoing and we intend to continue our vigorous defense in this matter. There can be no guarantee that, in such an event, we will be able to recover all or any part of any damages award or, if applicable, settlement amount, or obtain a contribution with respect thereto, from any other defendant. Additionally, there can be no guarantee as to what, if any, additional modifications any judgments or settlements might impose on one or more of our games.
In the future, additional legal proceedings or regulatory investigations targeting our social casino games and claiming violations of state or federal laws could also occur in other states, based on the unique and particular laws of each jurisdiction. We could, in connection with any such proceedings or regulatory actions, including as a result of the
Benson
case, be restricted from operating social casino games in certain states, or be required to make modifications to the operation of one or more of our games, or have to pay significant damage awards or settlement

amounts. We cannot predict the likelihood, timing, or scope of the consequences of such an outcome, or the outcome of any other legal proceedings to which we may be a party, any of which could have a material adverse effect on our results of operations, cash flows, or financial condition.
NEXRF brought suit alleging patent infringement of certain patents for gaming applications used by defendants. The defendants were served with the lawsuit on January 8, 2021. The defendants filed a motion to dismiss plaintiffs’ complaint on April 29, 2021, arguing that the asserted patents are not patent-eligible because they are drawn to an abstract idea. The defendants also filed a motion to stay discovery pending resolution of the motion to dismiss. During the pendency of the defendants’ motions, however, a federal court in Nevada issued an order invalidating the asserted patents on the basis of patent ineligibility. NEXRF has appealed this ruling to the Federal Circuit. The parties agreed to stay the litigation pending the outcome of NEXRF’s appeal of the Nevada decision. The case is now stayed, effective September 3, 2021. The case is subject to significant uncertainties and, therefore, determining the likelihood of a loss and/or the measurement of any loss or range of loss cannot be reasonably estimated.
Publishing and license agreements
DoubleU Games
We entered into the DoubleU Games License Agreement on March 7, 2018, and it was subsequently amended on July 1, 2019 and November 27, 2019. Pursuant to the DoubleU Games License Agreement, DoubleU Games grants us an exclusive license to develop and distribute certain DoubleU Games social casino game titles and sequels thereto in the social online game field of use. We are obligated to pay a royalty license fee to DoubleU Games in connection with these rights, with certain customary terms and conditions. The agreement remains in effect until either DUG no longer holds an interest, directly or indirectly, in DDI, or DDI no longer holds an interest, directly or indirectly, in
DDI-US.
In such event, the agreement provides that the parties will mutually renegotiate the terms of the agreement. As of December 31, 2021, we licensed approximately 44 game titles under the terms of this agreement.
International Gaming Technologies (“IGT”)
In 2017, we entered into a Game Development, Distribution, and Services Agreement with IGT. Under the terms of the agreement, IGT will deliver game assets so that the we can port (a process of converting the assets into functioning slot games by platform) the technology for inclusion in our gaming apps. The agreement includes game assets that are used to create new games. Under the agreement, we paid IGT an initial royalty rate of 10% of revenue for their proprietary assets and 15% of revenue for third-party game asset types. Effective January 1, 2019, we amended the agreement to revise the royalty rate for proprietary game asset types to 7.5% of revenue. The initial term of the agreement is ten (10) years with up to two additional five-year periods. Costs incurred in connection with this agreement for the years ended December 31, 2021 and 2020 totaled $11.1 million and $13.5 million, respectively, and are recognized as a component of cost of revenue.